Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		120 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index	S&P Total Market Index
Account Value	$ 29,953	$ 10,000	$ 29,953	$ 30,161	$ 32,059	$ 32,677	$ 31,705	$ 32,690	$ 30,649	$ 30,868	$ 30,246	$ 29,612	$ 29,077	$ 28,201	$ 26,924	$ 28,165	$ 27,283	$ 25,877	$ 25,594	$ 24,294	$ 22,210	$ 22,825	$ 23,972	$ 24,451	$ 23,601	$ 22,088	$ 21,992	$ 21,774	$ 21,216	$ 21,719	$ 20,303	$ 21,571	$ 20,490	$ 18,944	$ 20,891	$ 21,711	$ 19,850	$ 21,672	$ 21,715	$ 23,868	$ 23,119	$ 23,715	$ 25,230	$ 24,307	$ 24,670	$ 23,118	$ 24,217	$ 23,543	$ 23,145	$ 22,573	$ 22,471	$ 21,374	$ 20,655	$ 20,014	$ 20,079	$ 19,216	$ 17,124	$ 17,496	$ 18,165	$ 16,947	$ 16,041	$ 15,679	$ 14,880	$ 13,138	$ 15,243	$ 16,602	$ 16,623	$ 16,158	$ 15,569	$ 15,245	$ 14,987	$ 15,295	$ 15,074	$ 14,086	$ 15,058	$ 14,482	$ 14,276	$ 13,792	$ 12,699	$ 14,005	$ 13,730	$ 14,828	$ 14,805	$ 14,307	$ 13,844	$ 13,753	$ 13,375	$ 13,328	$ 13,597	$ 14,120	$ 13,409	$ 13,275	$ 12,884	$ 12,611	$ 12,310	$ 12,288	$ 12,060	$ 11,950	$ 11,830	$ 11,708	$ 11,698	$ 11,282	$ 11,067	$ 10,855	$ 10,394	$ 10,627	$ 10,608	$ 10,579	$ 10,174	$ 10,155	$ 9,976	$ 9,915	$ 9,263	$ 9,266	$ 9,824	$ 10,027	$ 9,971	$ 9,243	$ 9,524	$ 10,132	$ 9,967	$ 10,140
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Account Value	31,752	$ 10,000	$ 31,752	31,915	33,899	34,441	33,424	34,297	32,276	32,517	31,832	31,082	30,697	29,637	28,286	29,504	28,594	27,138	26,722	25,519	23,320	23,870	25,044	25,473	24,626	23,086	22,937	22,650	21,873	22,408	21,024	22,338	21,185	19,627	21,633	22,515	20,595	22,453	22,502	24,746	23,905	24,627	26,105	25,112	25,368	23,714	24,889	24,175	23,617	22,977	22,867	21,687	20,901	20,369	20,559	19,745	17,698	18,170	18,875	17,556	16,573	16,203	15,402	13,611	15,588	16,972	16,939	16,457	15,861	15,523	15,251	15,521	15,285	14,282	15,246	14,658	14,392	13,926	12,868	14,142	13,871	14,906	14,838	14,363	13,865	13,771	13,444	13,390	13,725	14,248	13,474	13,330	12,936	12,646	12,394	12,353	12,106	12,031	11,869	11,742	11,726	11,282	11,053	10,851	10,473	10,675	10,663	10,647	10,258	10,231	10,048	9,998	9,357	9,377	9,904	10,073	10,038	9,273	9,525	10,140	9,941	10,133
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Account Value	31,752	$ 10,000	$ 31,752	31,915	33,899	34,441	33,424	34,297	32,276	32,517	31,832	31,082	30,697	29,637	28,286	29,504	28,594	27,138	26,722	25,519	23,320	23,870	25,044	25,473	24,626	23,086	22,937	22,650	21,873	22,408	21,024	22,338	21,185	19,627	21,633	22,515	20,595	22,453	22,502	24,746	23,905	24,627	26,105	25,112	25,368	23,714	24,889	24,175	23,617	22,977	22,867	21,687	20,901	20,369	20,559	19,745	17,698	18,170	18,875	17,556	16,573	16,203	15,402	13,611	15,588	16,972	16,939	16,457	15,861	15,523	15,251	15,521	15,285	14,282	15,246	14,658	14,392	13,926	12,868	14,142	13,871	14,906	14,838	14,363	13,865	13,771	13,444	13,390	13,725	14,248	13,474	13,330	12,936	12,646	12,394	12,353	12,106	12,031	11,869	11,742	11,726	11,282	11,053	10,851	10,473	10,675	10,663	10,647	10,258	10,231	10,048	9,998	9,357	9,377	9,904	10,073	10,038	9,273	9,525	10,140	9,941	10,133
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index	S&P Total Market Index
Account Value	29,953	$ 10,000	$ 29,953	30,161	32,059	32,677	31,705	32,690	30,649	30,868	30,246	29,612	29,077	28,201	26,924	28,165	27,283	25,877	25,594	24,294	22,210	22,825	23,972	24,451	23,601	22,088	21,992	21,774	21,216	21,719	20,303	21,571	20,490	18,944	20,891	21,711	19,850	21,672	21,715	23,868	23,119	23,715	25,230	24,307	24,670	23,118	24,217	23,543	23,145	22,573	22,471	21,374	20,655	20,014	20,079	19,216	17,124	17,496	18,165	16,947	16,041	15,679	14,880	13,138	15,243	16,602	16,623	16,158	15,569	15,245	14,987	15,295	15,074	14,086	15,058	14,482	14,276	13,792	12,699	14,005	13,730	14,828	14,805	14,307	13,844	13,753	13,375	13,328	13,597	14,120	13,409	13,275	12,884	12,611	12,310	12,288	12,060	11,950	11,830	11,708	11,698	11,282	11,067	10,855	10,394	10,627	10,608	10,579	10,174	10,155	9,976	9,915	9,263	9,266	9,824	10,027	9,971	9,243	9,524	10,132	9,967	10,140
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index	S&P Total Market Index
Account Value	29,953	$ 10,000	$ 29,953	30,161	32,059	32,677	31,705	32,690	30,649	30,868	30,246	29,612	29,077	28,201	26,924	28,165	27,283	25,877	25,594	24,294	22,210	22,825	23,972	24,451	23,601	22,088	21,992	21,774	21,216	21,719	20,303	21,571	20,490	18,944	20,891	21,711	19,850	21,672	21,715	23,868	23,119	23,715	25,230	24,307	24,670	23,118	24,217	23,543	23,145	22,573	22,471	21,374	20,655	20,014	20,079	19,216	17,124	17,496	18,165	16,947	16,041	15,679	14,880	13,138	15,243	16,602	16,623	16,158	15,569	15,245	14,987	15,295	15,074	14,086	15,058	14,482	14,276	13,792	12,699	14,005	13,730	14,828	14,805	14,307	13,844	13,753	13,375	13,328	13,597	14,120	13,409	13,275	12,884	12,611	12,310	12,288	12,060	11,950	11,830	11,708	11,698	11,282	11,067	10,855	10,394	10,627	10,608	10,579	10,174	10,155	9,976	9,915	9,263	9,266	9,824	10,027	9,971	9,243	9,524	10,132	9,967	10,140
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,174	$ 10,000	$ 30,174	30,377	32,259	32,889	31,883	32,888	30,837	31,065	30,435	29,787	29,243	28,365	27,085	28,332	27,447	26,037	25,752	24,455	22,369	22,978	24,127	24,602	23,751	22,233	22,146	21,913	21,342	21,853	20,445	21,717	20,639	19,075	21,025	21,840	19,966	21,789	21,819	23,970	23,217	23,817	25,305	24,347	24,723	23,157	24,245	23,573	23,181	22,623	22,520	21,416	20,675	20,048	20,138	19,271	17,181	17,560	18,223	16,992	16,079	15,720	14,922	13,177	15,278	16,640	16,658	16,191	15,598	15,269	15,006	15,318	15,094	14,103	15,079	14,500	14,291	13,806	12,714	14,019	13,744	14,836	14,812	14,309	13,850	13,760	13,382	13,331	13,604	14,125	13,418	13,285	12,893	12,618	12,318	12,294	12,066	11,959	11,837	11,713	11,705	11,286	11,077	10,865	10,400	10,630	10,613	10,586	10,182	10,161	9,982	9,921	9,268	9,271	9,826	10,032	9,976	9,246	9,524	10,135	9,969	10,138
Dow Jones U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Index™	Dow Jones U.S. Index™
Account Value	$ 30,643	$ 10,000	30,643	30,833	32,751	33,320	32,315	33,240	31,229	31,451	30,802	30,114	29,675	28,723	27,424	28,658	27,758	26,322	25,966	24,733	22,613	23,191	24,339	24,785	23,953	22,430	22,320	22,061	21,398	21,912	20,523	21,798	20,673	19,143	21,100	21,948	20,078	21,906	21,951	24,119	23,337	23,983	25,463	24,496	24,823	23,223	24,354	23,670	23,167	22,599	22,498	21,349	20,576	19,979	20,129	19,317	17,279	17,695	18,370	17,122	16,194	15,843	15,051	13,298	15,350	16,723	16,718	16,255	15,667	15,344	15,073	15,364	15,137	14,147	15,117	14,532	14,299	13,827	12,748	14,040	13,757	14,822	14,771	14,291	13,808	13,719	13,369	13,328	13,623	14,149	13,415	13,272	12,879	12,595	12,323	12,291	12,058	11,967	11,825	11,704	11,698	11,267	11,041	10,835	10,407	10,622	10,611	10,592	10,196	10,177	9,998	9,944	9,293	9,297	9,836	10,025	9,987	9,246	9,515	10,120	9,942	10,132
MSCI KLD 400 Social Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index	MSCI KLD 400 Social Index
Account Value	$ 31,332	$ 10,000	31,332	31,430	33,423	34,312	33,760	34,871	32,899	33,196	32,302	31,804	31,566	30,504	29,155	30,579	29,479	28,021	27,493	26,211	23,828	24,510	25,822	26,157	25,239	23,704	23,420	23,332	22,413	22,892	21,374	22,776	21,268	19,825	21,927	23,041	21,201	22,976	23,126	25,442	24,641	25,483	27,219	26,175	26,558	24,294	25,508	24,761	24,100	23,478	23,291	22,135	21,220	20,488	20,678	19,973	17,985	18,443	19,177	17,737	16,946	16,585	15,731	13,938	15,879	17,157	17,074	16,590	16,003	15,678	15,435	15,706	15,396	14,420	15,391	14,791	14,524	14,036	12,971	14,148	13,677	14,817	14,772	14,417	13,945	13,858	13,499	13,430	13,714	14,266	13,441	13,291	12,971	12,660	12,366	12,385	12,099	12,049	11,886	11,712	11,677	11,317	11,052	10,892	10,486	10,754	10,767	10,699	10,281	10,296	10,122	10,147	9,422	9,461	9,965	10,119	10,099	9,280	9,497	10,116	9,905	10,125
MSCI USA Extended ESG Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Select Index	MSCI USA Extended ESG Select Index
Account Value	$ 31,710	$ 10,000	31,710	31,682	33,645	33,645	32,847	33,834	32,395	34,260	33,554	32,566	31,836	30,859	28,442	30,887	29,880	28,519	28,307	26,883	24,366	25,237	26,681	27,118	26,179	24,513	24,609	24,463	23,743	24,307	22,835	24,247	22,788	20,943	23,232	24,269	22,145	24,211	24,238	26,474	25,755	26,931	28,960	27,705	28,081	26,068	27,477	26,605	25,864	25,139	24,883	23,691	22,635	22,075	22,172	21,402	19,369	19,712	20,440	18,919	17,842	17,341	15,770	14,587	16,428	17,762	17,730	17,168	16,560	16,248	15,848	16,221	15,937	14,785	15,900	15,395	15,056	14,426	13,363	14,721	14,279	15,402	15,277	14,921	14,456	14,306	14,151	14,120	14,409	14,950	14,125	13,933	13,657	13,260	13,094	13,056	12,907	12,821	12,560	12,347	12,274	11,827	11,581	11,384	10,967	11,260	11,242	11,163	10,734	10,746	10,526	10,452	9,684	9,646	10,286	10,494	10,406	9,658	9,901	10,539	10,400	10,637
Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Basic Materials RIC 22.5/45 Capped Index	Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Account Value	$ 19,164	$ 10,000	19,164	19,744	20,193	20,085	18,931	21,440	21,116	21,994	21,349	21,076	20,435	21,207	20,274	21,449	20,043	19,269	19,963	18,944	17,571	18,134	19,095	19,783	18,985	17,154	18,573	18,827	19,118	19,649	17,638	18,590	16,646	15,176	16,804	17,345	16,412	19,624	19,490	20,670	18,876	18,073	19,319	17,935	18,313	17,058	18,160	18,138	17,782	18,874	17,786	17,042	15,671	15,034	15,340	14,869	13,072	13,270	13,392	12,835	11,941	11,655	10,711	9,213	10,976	11,999	12,965	12,533	12,110	12,108	11,691	12,235	12,394	11,001	12,189	11,845	11,867	11,472	10,826	11,640	11,369	12,625	12,957	13,068	12,637	12,670	12,375	12,200	12,742	13,427	12,915	12,622	12,522	12,072	11,618	11,482	11,209	11,028	11,143	11,104	10,992	10,786	10,324	10,365	9,570	9,751	9,839	9,852	9,319	9,387	9,489	8,948	8,232	7,686	8,584	8,960	8,873	7,815	8,484	9,025	9,667	10,077
Russell 1000 Consumer Discretionary RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index
Account Value	$ 28,311	$ 10,000	28,311	27,909	30,390	31,683	30,296	30,720	27,430	30,787	29,235	28,693	28,357	27,622	24,317	28,565	28,148	26,001	26,332	24,707	22,388	23,199	24,522	25,234	24,562	22,260	22,203	22,296	21,763	22,362	19,573	21,700	21,014	19,941	21,768	22,399	19,408	21,706	22,759	25,586	25,084	25,853	28,593	28,193	28,534	26,298	27,059	26,493	26,320	25,961	26,416	25,310	24,426	23,312	23,808	23,047	20,427	21,006	21,397	19,653	18,375	18,250	15,404	14,830	17,382	18,892	19,041	18,731	18,262	18,054	18,094	18,200	18,021	16,842	17,919	16,828	16,420	16,172	14,841	16,327	15,914	17,338	17,154	16,207	15,809	15,274	15,088	14,821	15,184	15,852	14,541	14,178	13,363	13,276	13,178	13,456	13,222	13,456	13,274	12,921	12,754	12,464	12,081	12,033	11,453	11,713	11,701	11,847	11,400	11,467	11,420	11,530	10,880	10,801	11,398	11,511	11,616	10,806	10,970	11,761	11,196	11,240
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Account Value	$ 26,419	$ 10,000	26,419	26,607	26,180	26,180	25,880	27,736	25,049	28,562	28,436	27,279	26,379	26,676	24,156	26,962	25,858	25,582	25,342	24,953	24,042	24,434	25,466	26,477	25,950	25,105	26,664	25,653	24,761	25,377	25,957	26,484	25,067	22,825	24,814	25,041	24,547	25,418	25,859	25,072	24,891	25,152	24,957	22,391	22,865	22,225	23,061	22,872	22,647	22,923	22,434	22,057	20,265	20,418	21,228	20,695	19,181	19,793	20,240	19,553	18,404	18,392	13,013	16,777	17,982	19,617	19,635	15,322	15,073	14,999	18,441	18,169	17,720	16,954	17,695	17,263	16,715	16,530	15,707	17,386	16,963	16,726	16,524	16,424	15,864	15,138	15,400	16,047	16,261	17,497	17,226	16,859	16,113	16,451	16,590	16,797	16,752	17,046	16,673	16,563	16,613	15,881	15,602	15,107	15,728	15,829	16,096	16,223	16,310	15,536	15,353	15,475	14,775	14,759	14,789	14,380	14,593	13,701	13,782	14,595	13,876	14,116
Russell 1000 Energy RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Energy RIC 22.5/45 Capped Index	Russell 1000 Energy RIC 22.5/45 Capped Index
Account Value	$ 13,528	$ 10,000	13,528	15,621	15,095	15,095	14,783	16,261	14,558	16,091	16,556	16,874	16,534	16,790	15,027	16,880	15,310	14,821	14,975	14,960	15,075	15,955	15,648	15,431	14,306	13,406	14,781	14,507	14,549	15,635	15,261	15,949	15,708	12,762	14,049	13,576	12,217	14,611	12,688	12,992	11,857	11,036	9,482	9,354	9,817	8,809	8,109	8,247	9,000	8,542	8,074	8,048	7,849	6,492	6,273	5,963	4,673	4,818	5,603	5,595	5,825	5,836	5,269	4,296	6,807	7,982	8,999	8,658	8,532	8,733	8,171	8,932	9,131	8,392	9,480	9,469	9,266	9,086	8,157	9,373	9,599	10,902	10,626	10,955	10,805	10,740	10,390	9,480	9,270	10,367	10,057	9,555	9,356	9,424	8,544	9,025	8,801	8,819	9,158	9,466	9,566	9,791	10,124	9,969	9,147	9,463	9,163	9,039	9,192	8,940	9,063	8,307	7,564	7,754	8,048	8,983	9,004	8,079	8,720	9,093	9,891	10,250
Dow Jones U.S. Financial Services Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Financial Services Index™	Dow Jones U.S. Financial Services Index™
Account Value	$ 31,390	$ 10,000	31,390	31,724	33,653	33,671	31,261	32,972	29,528	28,447	28,644	27,733	26,004	26,140	25,237	26,365	25,202	24,076	23,602	21,947	19,544	20,266	21,057	21,949	20,577	19,270	19,982	19,583	21,717	22,280	20,269	21,666	20,318	18,046	19,951	20,527	18,809	21,298	20,581	22,765	23,525	24,253	24,252	23,511	24,975	23,522	23,831	23,194	23,039	23,377	22,674	21,218	20,261	17,975	18,534	17,278	14,675	14,976	15,681	14,809	14,578	14,618	14,022	12,464	15,955	17,984	18,305	17,811	16,901	16,333	15,822	16,558	15,966	14,957	16,133	14,787	15,161	14,588	13,233	15,055	14,728	15,605	16,081	15,739	15,092	15,297	15,193	15,160	15,846	16,134	15,053	14,735	14,203	13,774	12,985	13,170	12,959	12,135	12,343	12,420	12,787	12,138	12,050	11,571	10,171	9,908	10,141	9,554	9,056	9,781	9,545	9,069	8,510	8,893	10,003	10,356	10,044	9,461	9,860	10,602	10,368	10,268
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Account Value	$ 30,762	$ 10,000	30,762	31,382	32,819	32,819	30,719	32,879	29,438	32,001	32,225	31,055	29,023	29,106	24,921	29,247	27,711	26,496	25,959	24,417	21,942	22,582	23,102	23,849	22,416	21,005	21,871	21,288	23,540	24,070	22,431	23,747	22,293	19,934	21,630	22,021	20,524	22,915	22,145	24,669	24,675	25,102	25,188	24,482	25,835	23,881	24,391	23,128	23,152	23,900	22,933	21,548	20,405	18,360	18,651	17,545	15,114	15,086	15,691	15,156	14,623	14,568	13,413	12,874	16,419	18,436	18,802	18,803	18,162	17,823	16,439	17,257	16,809	15,771	16,904	15,568	16,015	15,549	14,284	16,012	15,603	16,468	16,850	16,651	15,880	16,209	16,346	16,409	16,933	17,348	16,370	16,132	15,569	15,200	14,481	14,766	14,484	13,699	13,835	13,884	14,258	13,600	13,537	13,051	11,563	11,361	11,624	11,017	10,629	11,176	10,891	10,459	9,798	10,082	11,111	11,468	11,177	10,559	10,940	11,766	11,434	11,384
Russell 1000 Health Care RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Health Care RIC 22.5/45 Capped Index	Russell 1000 Health Care RIC 22.5/45 Capped Index
Account Value	$ 23,021	$ 10,000	23,021	23,905	24,439	24,439	22,941	24,355	24,188	25,427	25,874	24,475	23,870	23,390	22,740	24,074	23,524	22,757	22,136	21,154	20,045	20,817	21,577	21,659	21,485	20,589	21,505	20,882	20,359	21,319	21,615	21,997	20,951	19,164	19,719	20,991	20,290	20,776	20,552	21,685	20,578	20,788	22,506	20,848	21,603	20,620	21,798	21,292	20,319	19,729	19,506	18,680	18,218	18,580	18,246	17,557	16,282	16,857	17,091	16,704	15,800	16,148	15,440	13,695	14,302	15,253	15,631	15,169	14,342	13,674	13,771	13,886	14,090	13,184	13,514	13,922	13,833	13,612	12,905	14,108	13,213	14,198	13,839	13,247	12,448	12,237	12,114	11,982	12,335	12,900	12,090	12,173	11,825	11,908	11,807	11,593	11,515	11,007	10,932	10,752	10,803	10,154	9,911	9,848	9,623	10,323	10,347	10,698	10,166	10,084	9,854	9,569	9,287	9,315	10,163	10,017	10,011	9,345	9,947	10,799	10,494	10,503
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Account Value	$ 28,307	$ 10,000	28,307	28,563	30,015	30,015	28,521	30,634	29,008	30,639	29,759	29,031	27,269	27,742	26,012	28,601	27,531	25,903	25,936	24,208	21,990	22,809	24,201	24,569	23,860	21,662	22,363	22,460	22,376	22,845	21,548	22,430	20,959	18,627	20,831	21,671	19,526	21,444	21,547	23,264	22,829	23,644	24,809	23,293	24,428	23,518	25,024	24,921	24,505	24,548	24,302	23,065	21,889	20,335	21,354	20,699	17,814	18,384	18,669	17,260	16,556	16,260	14,119	13,599	16,523	18,125	18,050	17,862	17,080	16,915	16,739	17,013	16,783	15,626	16,611	15,874	15,722	14,704	13,319	14,797	14,340	16,004	15,721	15,317	14,613	14,807	14,303	14,500	14,860	15,436	14,574	14,360	13,923	13,594	13,082	12,975	12,773	12,601	12,410	12,174	12,202	11,785	11,559	11,485	10,743	10,942	10,911	10,792	10,424	10,476	10,420	10,215	9,473	9,220	9,828	10,135	10,032	9,179	9,459	10,009	9,960	10,167
Russell 1000 Technology RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Technology RIC 22.5/45 Capped Index	Russell 1000 Technology RIC 22.5/45 Capped Index
Account Value	$ 59,628	$ 10,000	59,628	58,477	64,370	64,370	64,218	64,117	62,624	63,899	62,206	61,550	63,330	58,256	53,056	56,745	55,998	53,015	51,466	49,080	43,442	43,922	46,639	47,522	45,542	43,019	38,861	38,756	34,719	34,461	31,025	33,864	31,732	30,465	34,735	36,938	33,122	36,558	37,070	42,570	41,404	43,537	47,403	46,719	45,541	41,788	44,484	42,502	40,972	38,152	38,394	36,096	35,764	35,216	34,989	33,358	30,056	30,746	32,501	29,019	27,236	25,513	23,479	20,611	22,747	24,332	23,357	22,591	21,410	20,615	19,978	20,469	19,556	18,069	20,083	18,790	18,038	17,137	15,745	17,114	17,464	19,134	19,242	17,952	17,531	17,741	16,430	16,540	17,194	17,138	15,961	16,017	15,852	14,635	14,581	14,027	13,536	13,993	13,274	12,963	12,609	12,040	11,447	11,340	11,269	11,281	11,019	10,775	9,962	10,203	9,597	10,219	9,331	9,496	10,052	10,316	10,187	9,232	9,344	9,917	9,740	10,197
S&P Transportation Select Industry FMC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry FMC Capped Index	S&P Transportation Select Industry FMC Capped Index
Account Value	$ 18,894	$ 10,000	18,894	19,854	21,580	21,580	20,777	22,914	21,340	22,704	22,098	21,662	21,485	21,001	19,655	23,024	22,934	21,043	21,374	19,852	17,673	18,955	20,176	21,569	20,170	17,953	17,879	18,325	18,549	18,595	17,100	18,600	16,925	15,661	18,130	18,477	16,887	18,413	19,206	21,331	20,447	20,343	21,777	20,452	21,265	19,089	19,818	19,623	20,346	21,345	20,866	20,057	18,544	16,827	17,594	17,356	14,931	15,433	15,411	13,676	12,785	12,471	10,506	10,737	12,779	14,424	14,715	14,510	13,990	13,800	13,746	14,529	14,006	13,091	14,431	13,817	13,913	13,356	12,127	14,181	13,258	14,791	14,581	14,169	13,195	13,720	13,160	13,197	13,128	13,960	13,601	13,137	12,306	12,439	11,703	11,581	12,087	11,670	11,484	11,302	11,647	11,349	11,206	11,101	9,831	9,933	9,707	9,569	9,050	9,241	9,394	9,496	8,881	8,293	9,064	9,605	9,725	9,201	9,278	9,885	9,581	9,928
Russell 1000 Utilities RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Utilities RIC 22.5/45 Capped Index	Russell 1000 Utilities RIC 22.5/45 Capped Index
Account Value	$ 25,430	$ 10,000	$ 25,430	$ 25,338	$ 25,266	$ 25,266	$ 24,415	$ 26,583	$ 24,925	$ 26,801	$ 25,390	$ 24,231	$ 22,923	$ 24,028	$ 20,820	$ 21,946	$ 20,570	$ 20,081	$ 20,582	$ 20,084	$ 19,062	$ 18,786	$ 19,809	$ 21,077	$ 20,696	$ 20,234	$ 21,435	$ 21,039	$ 20,040	$ 21,213	$ 21,585	$ 21,873	$ 20,432	$ 20,055	$ 22,470	$ 22,301	$ 21,029	$ 22,178	$ 21,375	$ 22,203	$ 20,178	$ 20,628	$ 21,455	$ 19,720	$ 20,075	$ 19,029	$ 20,188	$ 19,466	$ 18,721	$ 19,056	$ 19,431	$ 18,629	$ 16,825	$ 17,812	$ 18,064	$ 17,945	$ 17,566	$ 16,895	$ 16,771	$ 17,113	$ 15,939	$ 16,694	$ 15,339	$ 15,385	$ 17,260	$ 19,157	$ 17,995	$ 17,860	$ 18,230	$ 18,389	$ 17,237	$ 16,526	$ 16,610	$ 16,018	$ 16,220	$ 15,988	$ 15,527	$ 14,890	$ 14,270	$ 14,898	$ 14,367	$ 14,191	$ 14,249	$ 14,089	$ 13,776	$ 13,457	$ 13,515	$ 13,258	$ 12,819	$ 13,338	$ 13,642	$ 14,365	$ 14,018	$ 13,513	$ 13,815	$ 13,427	$ 13,102	$ 13,407	$ 12,930	$ 12,853	$ 12,856	$ 12,231	$ 12,108	$ 11,570	$ 12,080	$ 11,982	$ 11,923	$ 12,574	$ 12,699	$ 11,808	$ 11,598	$ 11,842	$ 10,938	$ 10,736	$ 10,288	$ 10,096	$ 10,320	$ 10,151	$ 9,935	$ 10,347	$ 9,812	$ 10,429